Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Profit or loss [abstract]
Revenue	£ 217,613	£ 159,368	£ 115,432
Cost of sales
Direct cost of sales	(132,775)	(98,853)	(68,517)
Allocated cost of sales	(12,668)	(9,907)	(6,529)
Total cost of sales	(145,443)	(108,760)	(75,046)
Gross profit	72,170	50,608	40,386
Selling, general and administrative expenses	(46,737)	(27,551)	(20,453)
Operating profit	25,433	23,057	19,933
Finance costs	(818)	(1,375)	(170)
Finance income	35	18	1,068
Net finance (expense) / income	(783)	(1,357)	898
Profit before tax	24,650	21,700	20,831
Tax on profit on ordinary activities	(5,675)	(4,868)	(4,125)
Profit for the year and profit attributable to the equity holders of the Company	£ 18,975	£ 16,832	£ 16,706
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.42	£ 0.37	£ 0.37
Diluted EPS (in gbp per share)	£ 0.38	£ 0.34	£ 0.34
Weighted average number of shares outstanding - basic (in shares)	45,100,165	45,258,750	45,389,210
Weighted average number of shares outstanding - diluted (in shares)	50,426,216	49,292,520	49,318,045
Other comprehensive income [abstract]
Exchange differences on translating foreign operations	£ (409)	£ 2,520	£ 4,184
Total comprehensive income for the year attributable to the equity holders of the Company	£ 18,566	£ 19,352	£ 20,890